Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

NOTE 1. Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Principal Activities

GigaMedia Limited (referred to hereinafter as GigaMedia, our Company, we, us, or our) is a diversified provider of digital entertainment services, with headquarters in Taipei, Taiwan.

Our digital entertainment service business operates a suite of play-for-fun digital entertainment services, mainly targeting online and mobile-device users across Asia.

(b) Basis of Presentation

The accompanying consolidated financial statements of our Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c) Summary of significant accounting policies

Principles of Consolidation

The consolidated financial statements include the accounts of GigaMedia and subsidiaries after elimination of all inter-company accounts and transactions.

Foreign Currency Translation and Transactions

Assets and liabilities denominated in non-U.S. dollars are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income. Gains and losses on foreign currency transactions are included in other income and expenses.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ from those estimates. Items subject to such estimates and assumptions include but not limit to the deferral and breakage of revenues; the useful lives of property, plant and equipment; allowances for doubtful accounts; the valuation of deferred tax assets, long-lived assets, investments and share-based compensation; and accrued pension liabilities (prepaid pension assets), income tax uncertainties and other contingencies. We believe the critical accounting policies listed below affect management’s judgments and estimates used in the preparation of the financial statements.

Revenue Recognition and Deferral

General

On January 1, 2018, we adopted Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers”, using the modified retrospective transition method applied to contracts that were not complete as of the adoption date. Consolidated financial results for reporting periods beginning after January 1, 2018 are presented under ASC Topic 606, while prior period amounts continue to be reported in accordance with ASC Topic 605, “Revenue Recognition”.

Please refer to Note 1 of our consolidated financial statements contained in our previously-filed Annual Report on Form 20-F for the year ended December 31, 2017 for our revenue recognition accounting policy as it relates to revenue transactions prior to January 1, 2018. The revenue recognition accounting policy described below relates to revenue transactions from January 1, 2018 and onward, which are accounted for in accordance with ASC Topic 606.

Our recognition of revenue from contracts with customers is in accordance with the five-step revenue recognition model: (1) Identify the contract with a customer; (2) Identify the performance obligation in the contract; (3) Determine the transaction price; (4) Allocate the transaction price to each performance obligation; and (5) Recognize revenue when or as we satisfy a performance obligation.

Sales taxes assessed by governmental authorities on our revenue transactions are presented on a net basis and therefore are excluded from revenues in our consolidated financial statements.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for revenue from contracts with customers.

Digital Entertainment Product and Service Revenues

Digital entertainment product and service revenues are mainly generated through sale of virtual points and in-game items, and those virtual goods purchased in our game can only be consumed in our game. Therefore, we regard the sale of a virtual good as a service, where related performance obligation is satisfied over time, and revenues are recognized by measuring progress toward satisfying the performance obligation in a manner that best depicts the transfer of goods or services to the customer. Accordingly, we recognize revenues from the sale of virtual goods over the period of time using the output method, which is generally the estimated service period.

Digital entertainment product and service revenues are generated through the sale of virtual points, prepaid cards and game packs via various third-party storefronts, distributors and payment channels, including but not limited to “Google Play Store”, “Apple App Store”, convenience stores, telecom service providers and other payment service providers. Proceeds from sales of prepaid cards and game packs, net of sales discounts, and virtual points are deferred when received, and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users; or over the estimated useful life of virtual items; or when the game is terminated and the period of refund claim for any sold virtual items is ended in accordance with our published policy; or when the likelihood of the customer exercising the remaining rights becomes remote. (See the paragraphs under the caption “Deferred Revenues and Breakage” below for more discussion of accounting treatments of the unexercised rights)

Estimated Service Period

The virtual goods for our games may have different service periods. We use the weighted average number of days of a player’s payment interval as the estimate for the service period of each game. We evaluate the appropriateness of such estimates quarterly to see if they are in line with our observations in the operations. We believe this provides a reasonable depiction of the transfer of services to our customers, as it is the best representation of the time period during which our customers play our games. Determining the estimated service period is subjective and requires management’s judgment. Future usage patterns may differ from historical ones, and therefore the estimated service period may change in the future. The estimated service periods for players of our current games are generally less than 6 months.

Principal Agent Considerations

For the revenues generated from our digital entertainment offerings which we are licensed for using, marketing, distributing, selling and publishing, and for the sales of our products and services via third-party storefronts and other channels, we evaluate to determine whether our revenues should be reported on a gross or net basis. Key indicators that we evaluate in determining whether we are the principal in the sale (gross reporting) or an agent (net reporting) include, but are not limited to:

•	which party is primarily responsible for fulfilling the promise to provide the specified good or service; and
•	which party has discretion in establishing the price for the specified good or service.

Based on our evaluation of various indicators, we report revenues on a gross basis for games that we publish and operate, as we are, and we present ourselves as, responsible for fulfilling the promise of delivering the virtual goods in the game and maintaining the game environment for customers’ consumption of such virtual goods. We have the discretion in establishing the price for those virtual goods, including the power to decide the range and extent of price discount or quantity discount, while the licensors or the third-party channels charge a fixed percentage of fees for such sales. And any loss on the receivables has to be absorbed by us and not the third-party channels.

Deferred Revenues and Breakage

Deferred revenues representing contract liabilities consist mainly of the advanced income related to our digital entertainment business. Deferred revenue represents proceeds received relating to the sale of virtual points and in-game items which are activated or charged to the respective user account by users, but which have not been consumed by the users or expired. Deferred revenue is credited to profit or loss when the virtual points and in-game items are consumed or have expired. Pursuant to relevant requirements in Taiwan, as of December 31, 2017 and 2018, cash totaling $507 thousand and $518 thousand, respectively, had been deposited in an escrow account in a bank as a performance bond for the users’ prepayments and virtual points, and is included within restricted cash in the consolidated balance sheets.

For deferred revenues, some users may not exercise all of their contractual rights, and those unexercised rights are referred to as breakage. We estimate and recognize the breakage amount as revenue when the likelihood of the customer exercising the remaining rights becomes remote. We consider a variety of data points when determining the estimated breakage amount, including the time when we ceased selling prepaid products for certain services and when such prepaid products were last used in charging users’ accounts.

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing digital entertainment offerings.

Prepaid licensing fees paid to licensors are amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant product and service or license period, which is usually within one to two years.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and amortized as operating costs based on certain percentage of revenues generated by the licensee from operating the related digital entertainment product and service in the specific country or region over the contract period.

Fair Value Measurements

Our Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We determine fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available; otherwise we apply appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (See Note 6, “Fair Value Measurements”, for additional information.)

Cash Equivalents, Restricted Cash and Presentation of Statements of Cash Flows

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Our consolidated statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

Marketable Securities

Prior to 2018, our Company’s investments in marketable securities were classified either as available-for-sale or trading. For the marketable securities classified as available-for-sale, the investments were stated at fair value with any unrealized gains or losses reported in accumulated other comprehensive income (loss) within equity until realized. For the marketable security classified as trading, we recognized the changes of the fair value of the investment in our consolidated statements of operations.

Other-than-temporary impairments, if any, were charged to non-operating expense in the period in which the loss occurs. In determining whether an other-than-temporary impairment had occurred, our Company primarily considered, among other factors, the length of the time and the extent to which the fair value of an investment had been at a value less than cost. When an other-than-temporary loss was recognized, the fair value of the investment became the new cost basis of the investment and was not adjusted for subsequent recoveries in fair value. Realized gains and losses also were included in non-operating income and expense in the consolidated statements of operations.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance makes targeted improvements to existing U.S. GAAP mainly by requiring the following accounting treatments, along with certain disclosure and presentation requirements and improvements:

•

Equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are to be measured at fair value with changes in fair value recognized in net income;

•	Public business entities are to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.
•	An entity are to evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

Our Company adopted this new guidance as of January 1, 2018 on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficits. As we had disposed of all our marketable securities by the end of 2017, the adoption did not have any impact on our consolidated financial statements.

Investments

Prior to 2018, equity investments in non-publicly traded securities of companies over which our Company had no ability to exercise significant influence were accounted for under the cost method. Unrealized losses that were considered other-than-temporary, if any, were charged to non-operating expenses. Realized gains and losses, measured against carrying amount, were also included in non-operating income and expenses. (See Note 6, “Fair Value Measurements”, for additional information.)

For equity investments accounted for as available-for-sale or trading, cash dividends were recognized as investment income. Stock dividends were recognized as an increase in the number of shares held and did not affect investment income. The cost per share was recalculated based on the new total number of shares.

For equity investments accounted under equity method, stock dividends received from investees as a result of appropriation of net earnings and additional paid-in capital were recognized as an increase in the number of shares held and did not affect investment income. The cost per share was recalculated based on the weighted-average method. Cash dividends were accounted for as a reduction to the carrying value of the investment.

Equity investments in companies over which our Company had the ability to exercise significant influence but did not hold a controlling financial interest were accounted for under the equity method. We recognized our share of the earnings or losses of the investee. Under the equity method, the difference between the cost of the acquisition and our Company’s share of the fair value of the net identifiable assets was recognized as goodwill and was included in the carrying amount of the investment. When our Company’s carrying value in an equity method investee was reduced to zero, no further losses were recorded in our consolidated financial statements unless our Company guaranteed obligations of the investee or has committed to additional funding. When the investee subsequently reports income, our Company would not record its share of such income until it equaled the amount of its share of losses not previously recognized.

As discussed above, for our equity investments we had adopted ASU No. 2016-01 as of January 1, 2018 on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficits. Since all of our equity investments in non-publicly traded securities of companies were fully impaired as of December 31, 2017, the adoption did not have any impact on our consolidated financial statements.

Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Our Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are amortized over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

Business Acquisitions

Our Company accounts for its business acquisitions using the acquisition method. Under this method, our Company recognizes and measures the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition-date fair values, with limited exceptions. Acquisition-related costs are generally expensed as incurred.

Software Cost and Other Intangible Assets

We capitalize certain costs incurred to purchase computer software. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which is typically one to three years. Other intangible assets with finite lives are amortized by the straight-line method over their estimated useful lives, typically one to three years.

Impairment of Intangible Assets and Long-Lived Assets

Long-lived assets other than goodwill and intangible assets not being amortized are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the fair value of the assets. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations. (See Note 6, “Fair Value Measurements”, for additional information.)

Product Development and Engineering

Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.

Advertising

Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred.

Advertising expenses incurred in 2016, 2017 and 2018 totaled $3.3 million, $1.9 million and $1.2 million, respectively. As of December 31, 2017 and 2018, prepaid advertising amounted to $18 thousand and $1 thousand, respectively.

Leases

Leases for which substantially all of the risks and rewards of ownership remain with the lessor are accounted for as operating leases. Payments made under operating leases, net of any incentives received by our Company from the lessor, are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in costs of revenues and operating expenses in the consolidated statements of operations on the date of grant based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the consolidated balance sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities, classified as noncurrent on the consolidated balance sheets, are measured using the enacted tax rate and laws that will be in effect when the related temporary differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that will more-likely-than-not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is measured at the largest amount that is greater than a 50% likely of being realized upon settlement. Interest and penalties on an underpayment of income taxes are reflected as income tax expense in the consolidated financial statements.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing the net earnings (loss) for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of options in all periods, are included in the computation of diluted earnings (loss) per share to the extent such shares are dilutive. Diluted earnings (loss) per share also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2016 and 2018, basic and diluted loss per share were the same.

Noncontrolling Interest

Noncontrolling interest in the equity of a subsidiary is accounted for and reported as equity. Changes in our Company’s ownership interest in a subsidiary that do not result in deconsolidation are accounted for as equity transactions. Any retained noncontrolling equity investment upon the deconsolidation of a subsidiary is initially measured at fair value.

Segment Reporting

Our segment reporting is mainly based on lines of business. We use the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by our Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining our operating segments. Our Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

Segment profit and loss is determined on a basis that is consistent with how our Company reports operating loss in its consolidated statements of operations. Our Company does not report segment asset information to the CODM. Consequently, no asset information by segment is presented. There are no intersegment transactions.

(d) Recently Adopted Accounting Pronouncements

Revenue from Contracts with Customers

As noted above, we adopted the new revenue accounting standard effective January 1, 2018. We utilized the modified retrospective method upon adoption and as a result, the comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. Additionally, we elected to apply the new revenue accounting standard only to contracts not completed as of the adoption date. For contracts that were modified before the period of adoption, we elected to reflect the aggregate effect of all modifications when (1) identifying the satisfied and unsatisfied performance obligations, (2) determining the transaction price, and (3) allocating the transaction price to the satisfied and unsatisfied performance obligations. We recognized the cumulative effect of initially applying the new revenue accounting standard as an adjustment to the opening balance of retained earnings (accumulated deficits). The cumulative effect adjustment recorded to our accumulated deficits was $346 thousand (see our consolidated statements of changes in shareholders’ equity) and included the impact from the following adjustments to our consolidated balance sheet at January 1, 2018:

(In US$ thousand)	Balance at December 31, 2017	Adjustments due to adoption of new revenue accounting standard	Balance at January 1, 2018
Consolidated Balance Sheet
Liabilities
Deferred revenue	$1,863	$(346)	$1,517
Shareholders' equity
Accumulated deficit	(225,399)	346	(225,053)

The cumulative effects of the new revenue accounting standard are mainly from the breakage. Under the prior accounting standards, deferred revenues were derecognized if and only if the liabilities extinguished upon delivery of goods or services or upon payments made to the customer in other ways, or when we were released from being the primary obligator. Under the new revenue standard, we are required to derecognize the amount related to breakage when the likelihood of the customer exercising the remaining rights becomes remote.

Except for the cumulative effects discussed above, adoption of the new revenue accounting standard did not have significant impact to our consolidated balance sheet, consolidated statement of operations, and consolidated statement of cash flows as of and for the year ended December 31, 2018.

Financial Instruments

As discussed above, the FASB issued ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, and our Company adopted this new guidance as of January 1, 2018, on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficits. As we had disposed of all our marketable securities by the end of 2017 and all of our equity investments in non-publicly traded securities of companies were fully impaired as of December 31, 2017, the adoption did not have any impact on our consolidated financial statements.

Income Tax

The FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, in October 2016. Previous GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The amendments require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments eliminate the exception for an intra-entity transfer of an asset other than inventory. Our Company adopted the amendments in ASU 2016-16 as of January 1, 2018, on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficits. The adoption of this new guidance did not have a material impact on our Company’s financial position, results or cash flows.

Retirement Plan and Net Periodic Pension Cost

The FASB issued ASU No. 2017-07, Compensation—Retirement Benefits (Topic 715), in March 2017. The amendments in this ASU require that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendments in this Update also allow only the service cost component to be eligible for capitalization when applicable (for example, as a cost of internally manufactured inventory or a self-constructed asset). Our company early adopted this ASU on January 1, 2017, retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the statement of operations, and prospectively, on and after the effective date, for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The adoption only affected, immaterially, the presentation of our consolidated statements of operations. Please refer to Note 13 - "Pension Benefits" for information about the effect of reclassification for 2016.

Share-Based Compensation

The FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718), in May 2017. This guidance clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the specified conditions are met. Our Company adopted the amendments in ASU 2017-09 as of January 1, 2018, prospectively to an award modified on or after the adoption date. The adoption did not have a material impact on our consolidated financial statements.

The FASB issued ASU No. 2016-09, Compensation Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting in March 2016. The amendments in this ASU simplify the accounting for share-based payments regarding (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows. Our company adopted this ASU on January 1, 2017. The adoption did not have a material impact on our consolidated financial statements.

Statement of Cash Flows

The FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, in November 2016. The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. Our Company early applied the amendments in the ASU No. 2016-18 effective January 1, 2016, to include restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on our consolidated statements of cash flows.

(e) Recent Accounting Pronouncements Not Yet Adopted

Financial Instruments

The FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, in June 2016. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. The ASU also requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. Our Company will apply the amendments in ASU 2016-13 as of January 1, 2020, on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficits. We do not expect the adoption of this new guidance to have a material impact on our Company’s financial position, results or cash flows.

Lease

The FASB issued new lease accounting guidance in ASU No. 2016-02, Leases (Topic 842), in February 2016. Under the new guidance, lessees will be required to recognize for all leases (with the exception of short-term leases), at the commencement date, (a) a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and (b) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease. Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Our Company will implement the amendments in ASU 2016-02 as of January 1, 2019 using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements.

The FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, in July 2018. Entities originally are required to adopt the new leases standard using a modified retrospective transition method. Under that transition method, an entity initially applies the new leases standard (subject to specific transition requirements and optional practical expedients) at the beginning of the earliest period presented in the financial statements (which is January 1, 2017, for calendar-year-end public business entities that adopt the new leases standard on January 1, 2019). This means that starting on January 1, 2017 (for those calendar-year-end public business entities just described), lessees must recognize lease assets and liabilities for all leases even though those leases may have expired before the effective date. Lessees also must provide the new and enhanced disclosures for each period presented, including the comparative periods. The ASU 2018-11 provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date (such as January 1, 2019, for calendar year-end public business entities) and recognize a cumulative-effect adjustment to the opening balance of retained earnings or accumulated deficits in the period of adoption.

Topic 842 is effective for our fiscal year beginning January 1, 2019. We will elect the package of practical expedients in ASC 842-10-65-1(f) and the additional transition method provided in ASU 2018-11. We will initially apply the new leases standard at the adoption date and not to restate the comparative periods when transitioning to ASC 842, and recognize a cumulative-effect adjustment to the opening balance of retained earnings or accumulated deficits in the period of adoption. Accordingly, we will account for our existing operating leases as operating leases under the new guidance, without reassessing (a) whether the contracts contain a lease under ASC 842, (b) whether classification of the operating leases would be different in accordance with ASC Topic 842, or (c) whether the unamortized initial direct costs before transition adjustments (as of December 31, 2018) would have met the definition of initial direct costs in ASC 842 at lease commencement. As a result of the adoption of the new lease accounting guidance, we expect to recognize on January 1, 2019 (a) a lease liability of approximately $1.0 million, which represents the present value of the remaining lease payments of approximately $1.1 million, discounted at incremental borrowing rate of approximately 2%, and (b) a right-of-use asset of approximately $1.0 million which approximates the lease liability of $1.0 million. Adoption of the new standard is not expected to have a material impact on our Company’s operating results or cash flows from operations. The most significant impact would be the recognition of ROU assets and lease obligations for operating leases. We do not anticipate significant changes to our current business processes and systems to support the adoption of the new standard in the year beginning January 1, 2019. Additionally, we are currently in the process of evaluating the required financial statement disclosures to allow users of our consolidated financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from leases.

Fair Value Measurement

The FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement to improve the effectiveness of disclosure requirements on fair value measurement.  Certain disclosure requirements were removed, modified or added from Topic 820. In addition, the amendments eliminate at a minimum from the phrase an entity shall disclose at a minimum to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty will be applied prospectively for only the most recent annual period presented in the initial fiscal year of adoption. All other amendments will be applied retrospectively to all periods presented upon the effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. Our Company will adopt the amendments in this Update for fiscal years beginning January 1, 2020, and will early adopt certain items as permitted.

Retirement Plan

The FASB issued ASU No. 2018-14, Compensation—Retirement Benefits — Defined Benefit Plans — General (Subtopic 715-20): Disclosure Framework — Changes to the Disclosure Requirements for Defined Benefit Plans, in August 2018 to improve the effectiveness of disclosure requirements on defined benefit plans. The amendments in this Update modify certain disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The amendments in this Update will be effective for our Company’s fiscal years ending at December 31, 2020.  We will apply the amendments in this Update on a retrospective basis to all periods presented. We do not expect the adoption of this Update to have a material impact on our Company’s financial position, results or cash flows.